Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income attributable to Arcos Dorados Holdings Inc.	$ 148,759	$ 181,274	$ 140,343
Non-cash charges and credits:
Depreciation and amortization	177,354	149,268	119,777
(Gain) loss from derivative instruments	(941)	13,183	10,490
Amortization and accrual of letter of credit fees and deferred financing costs	4,869	4,268	5,342
Deferred income taxes	(11,389)	(4,310)	(15,449)
Foreign currency exchange results	9,051	3,162	(6,940)
Accrued net share-based compensation expense	953	14,337	6,089
Impairment of long-lived assets	1,067	2,626	1,171
Write-off of long-lived assets	2,650	8,401	3,143
Gain on sale and exchange of restaurants businesses	(6,550)	(4,008)	(577)
Others, net	1,335	(8,853)	(2,268)
Changes in assets and liabilities:
Accounts payable	24,460	70,003	111,958
Accounts and notes receivable and other receivables	(11,344)	(61,244)	(56,790)
Prepaid expenses and other assets	(28,640)	(40,509)	(27,131)
Inventories	(4,250)	4,827	(6,042)
Income taxes payable	(23,055)	7,755	18,637
Other taxes payable	6,542	25,452	8,874
Accrued payroll, other liabilities and provision for contingencies	(25,670)	17,272	32,873
Royalties payable to McDonald’s Corporation	1,079	(719)	5,457
Others	567	(220)	(3,520)
Net cash provided by operating activities	266,847	381,965	345,437
Investing activities
Property and equipment expenditures	(327,636)	(360,097)	(217,115)
Purchases of restaurant businesses paid at acquisition date	(6,083)	(2,081)	(4,800)
Proceeds from sales of property and equipment, restaurant businesses and related advances	8,210	2,540	2,714
Proceeds from short-term investments	76,114	66,735	0
Acquisitions of short-term investments	(30,000)	(86,719)	(41,083)
Other investing activity	(936)	(727)	635
Net cash used in investing activities	(280,331)	(380,349)	(259,649)
Financing activities
Collection of derivative instruments	331	30,880	0
Payments related to derivative instruments and derivative premiums	(15,274)	(3,296)	0
Dividend payments to Arcos Dorados Holdings Inc. shareholders	(50,557)	(40,022)	(31,587)
Net short-term borrowings	34,168	29,384	359
Payments of other long term debt	(500)	(800)	(8,327)
Other financing activities	(5,330)	(5,028)	(6,964)
Net cash used in financing activities	(37,162)	(11,823)	(59,978)
Effect of exchange rate changes on cash and cash equivalents	(10,951)	(60,069)	(37,703)
Decrease in cash and cash equivalents	(61,597)	(70,276)	(11,893)
Cash and cash equivalents at the beginning of the year	196,661	266,937	278,830
Cash and cash equivalents at the end of the year	135,064	196,661	266,937
Supplemental cash flow information:
Cash paid during the year for interest	52,004	47,510	56,370
Cash paid during the year for income tax	120,847	72,766	78,935
Non-cash investing and financing activities:
Exchange of assets	0	3,538	0
Seller financing and others pending of payment	1,622	1,700	320
Settlement of franchise receivables related to purchases of restaurant businesses	1,434	0	496
Receivable related to sales of restaurant businesses	1,140	0	0
2029 Notes
Financing activities
Issuance of notes	0	0	349,969
Repayments of senior notes	0	(2,813)	(12,014)
2027 Notes
Financing activities
Repayments of senior notes	0	(1,904)	(159,034)
2023 Notes
Financing activities
Repayments of senior notes	$ 0	$ (18,224)	$ (192,380)